Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Risk-adjusted Capital Amounts and Ratios	The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2022:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,858,656	14.29%	¥15,002,201	12.01%
BK	14,076,877	12.94	8,700,226	8.00
TB	1,969,282	20.78	758,073	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,476,287	12.38	12,503,916	10.01
BK	12,092,189	11.11	6,525,170	6.00
TB	1,803,306	19.03	568,555	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	13,823,912	11.06	10,630,203	8.51
BK	10,728,587	9.86	4,893,877	4.50
TB	1,640,458	17.31	426,416	4.50
Leverage ratio:
MUFG	15,476,287	5.14	9,023,770	3.00
BK	12,092,189	4.96	7,312,672	3.00
TB	1,803,306	6.77	798,855	3.00

At March 31, 2023:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,166,109	13.91%	¥14,852,953	12.04%
BK	14,207,818	12.58	9,029,639	8.00
TB	2,041,563	20.67	790,026	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	14,863,717	12.04	12,385,685	10.04
BK	12,469,254	11.04	6,772,229	6.00
TB	1,770,924	17.93	592,519	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	13,280,842	10.76	10,535,234	8.54
BK	11,172,146	9.89	5,079,172	4.50
TB	1,620,889	16.41	444,389	4.50
Leverage ratio:
MUFG(2)	14,863,717	4.70	11,851,297	3.75
BK	12,469,254	4.75	7,867,085	3.00
TB	1,770,924	7.29	728,488	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2022:
Total capital (to risk-weighted assets):
BK	¥11,167,553	11.91%	¥7,498,348	8.00%
TB	2,122,840	19.97	850,030	8.00
Tier 1 capital (to risk-weighted assets):
BK	9,565,792	10.20	5,623,761	6.00
TB	1,957,340	18.42	637,523	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,261,659	8.81	4,217,821	4.50
TB	1,794,840	16.89	478,142	4.50
Leverage ratio:
BK	9,565,792	4.59	6,249,606	3.00
TB	1,957,340	7.81	751,302	3.00
At March 31, 2023:
Total capital (to risk-weighted assets):
BK	¥11,115,302	10.71%	¥8,295,019	8.00%
TB	2,131,007	19.60	869,700	8.00
Tier 1 capital (to risk-weighted assets):
BK	9,644,128	9.30	6,221,264	6.00
TB	1,861,150	17.11	652,275	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,410,290	8.11	4,665,948	4.50
TB	1,711,650	15.74	489,206	4.50
Leverage ratio:
BK	9,644,128	4.02	7,183,295	3.00
TB	1,861,150	8.15	684,297	3.00

Notes:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2022 and 2023, and the countercyclical buffer of 0.01% and 0.04% as of March 31, 2022 and 2023, respectively.
(2)Effective March 31, 2023, the G-SIB leverage ratio buffer requirement became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 3.0% minimum leverage ratio, MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% as of March 31, 2023.
The figures on the table below are calculated according to U.S. Basel III as of December 31,2021. MUFG Americas Holdings’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2021:
Total capital (to risk-weighted assets)	$17,177	16.32%	$11,890	11.30%
Tier 1 capital (to risk-weighted assets)	16,843	16.01	9,786	9.30
Tier 1 capital (to quarterly average assets)(2)	16,843	10.44	6,453	4.00
Common Equity Tier 1 capital (to risk-weighted assets)	16,843	16.01	8,208	7.80

Notes:
(1)The minimum capital requirement includes a capital conservation buffer of 3.3% at December 31, 2021.
(2)Excludes certain deductions.

The figures on the table below are calculated according to U.S. Basel III as of December 31, 2021. MUFG Union Bank’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2021:
Total capital (to risk-weighted assets)	$16,265	17.36%	$9,840	10.50%	$9,371	10.00%
Tier 1 capital (to risk-weighted assets)	15,629	16.68	7,966	8.50	7,497	8.00
Tier 1 capital (to quarterly average assets)(2)	15,629	12.14	5,149	4.00	6,436	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	15,629	16.68	6,560	7.00	6,091	6.50

Notes:
(1)Beginning January 1, 2019, the minimum capital requirement includes a capital conservation buffer of 2.5%.
(2)Excludes certain deductions.